ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposition of subsidiaries (Details) - USD ($)	Dec. 05, 2024	Nov. 08, 2024	Aug. 22, 2024	May 27, 2024	Feb. 02, 2023	Dec. 31, 2023	Jun. 30, 2023
Kaixin Manman
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration				$ 16,000
Percentage of Ownership after disposal				0.00%
Wuhan Jieying Chimei Automobile Sales Co., Ltd. ("Wuhan Jieying")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration			$ 0
Percentage of Ownership after disposal			0.00%
Chongqing Jieying Shangyue Automobile Sales Co., Ltd. ("Chongqing Jieying")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration		$ 0
Percentage of Ownership after disposal		0.00%
Anhui Kaixin New Energy Vehicle Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration	$ 0
Percentage of Ownership after disposal	33.298%
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration	$ 0
Percentage of Ownership after disposal	0.00%
Karui | Scytech Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payment of liabilities due					$ 2,700,000
Disposal Group | Zhejiang Taohaoche
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration					2,700,000
Disposal Group | Zhejiang Taohaoche | Karui
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration					$ 2,700,000
Percentage of ownership sold					100.00%
Disposal Group | Kaixin Auto Group ("KAG")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration							$ 4,158,000
Disposal Group | Kaixin Auto Group ("KAG") | Accrued expenses and other current liabilities
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total consideration						$ 4,158,000